Securities Operations
New York, NY 10005
tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CCATNYS

NYSE

1-16443

03027951

JUL 24 2003

July 24, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 29 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS The Hertz Corporation Debenture Backed Series 2003-10 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 24, 2003. Tentative listing date – Not yet determined.

Sincerely,

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